Note 2 - Loans and Allowance for Credit Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 39,632	$ 38,539	$ 28,726
Provision for credit losses - loans	8,656	1,143	9,696
Charge-offs	(1,557)	(1,048)	(914)
Recoveries	646	998	1,031
Balance	39,813	39,632	38,539
Ending balance individually evaluated for impairment		0
Ending balance collectively evaluated for impairment		39,632
Loans, gross	3,167,762	2,495,938
Loans		665
Ending balance collectively evaluated for impairment		2,495,273
Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	(7,564)
Balance		(7,564)
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Balance	9,242	8,203	7,267
Provision for credit losses - loans	1,353	971	883
Charge-offs	(8)	0	0
Recoveries	116	68	53
Balance	7,310	9,242	8,203
Ending balance individually evaluated for impairment		0
Ending balance collectively evaluated for impairment		9,242
Loans, gross	854,970	689,579
Loans		134
Ending balance collectively evaluated for impairment		689,445
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	(3,393)
Balance		(3,393)
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
Balance	16,846	18,343	12,231
Provision for credit losses - loans	1,886	(1,497)	5,812
Charge-offs	0	0	0
Recoveries	0	0	300
Balance	15,299	16,846	18,343
Ending balance individually evaluated for impairment		0
Ending balance collectively evaluated for impairment		16,846
Loans, gross	1,064,297	908,673
Loans		531
Ending balance collectively evaluated for impairment		908,142
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	(3,433)
Balance		(3,433)
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
Balance	9,757	8,090	6,184
Provision for credit losses - loans	3,795	1,296	1,733
Charge-offs	(1)	(23)	0
Recoveries	20	394	173
Balance	13,305	9,757	8,090
Ending balance individually evaluated for impairment		0
Ending balance collectively evaluated for impairment		9,757
Loans, gross	879,528	612,659
Loans		0
Ending balance collectively evaluated for impairment		612,659
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	(266)
Balance		(266)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Balance	1,098	997	889
Provision for credit losses - loans	396	101	74
Charge-offs	0	0	(7)
Recoveries	0	0	41
Balance	1,170	1,098	997
Ending balance individually evaluated for impairment		0
Ending balance collectively evaluated for impairment		1,098
Loans, gross	151,032	92,229
Loans		0
Ending balance collectively evaluated for impairment		92,229
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	(324)
Balance		(324)
Commercial, Industrial and Agricultural Portfolio [Member]
Balance	1,329	1,391	1,059
Provision for credit losses - loans	(117)	(35)	341
Charge-offs	(21)	(33)	(9)
Recoveries	27	6	0
Balance	1,437	1,329	1,391
Ending balance individually evaluated for impairment		0
Ending balance collectively evaluated for impairment		1,329
Loans, gross	124,603	118,155
Loans		0
Ending balance collectively evaluated for impairment		118,155
Commercial, Industrial and Agricultural Portfolio [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	219
Balance		219
Consumer Portfolio Segment [Member]
Balance	1,360	1,515	1,096
Provision for credit losses - loans	1,343	307	853
Charge-offs	(1,527)	(992)	(898)
Recoveries	483	530	464
Balance	1,292	1,360	$ 1,515
Ending balance individually evaluated for impairment		0
Ending balance collectively evaluated for impairment		1,360
Loans, gross	93,332	74,643
Loans		0
Ending balance collectively evaluated for impairment		74,643
Consumer Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	$ (367)
Balance		$ (367)